Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VIRTUS INVESTMENT TRUST
Entity Central Index Key	0000867297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	May 21, 2026